Derivative Liabilities (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Liabilities [Abstract]
Dividend yield	0.00%	0.00%	0.00%